Subsequent Events (Tables) (Subsequent Event [Member])	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Events (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]	Summary of subsequent stock issuances as of March 21, 2014:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$212,877
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$1,302,757
Warrants and Options Exercised	24,167	$26,100